CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenue
Total revenue	¥ 35,175,889	$ 5,052,700	¥ 27,960,979	¥ 19,989,562
Cost of revenue
Total cost of revenue	(33,216,863)	(4,771,304)	(26,519,842)	(19,504,011)
Gross profit	1,959,026	281,396	1,441,137	485,551
Selling expenses	(931,914)	(133,861)	(893,859)	(694,852)
General and administrative expenses	(1,109,545)	(159,376)	(1,020,671)	(928,188)
Research and development expenses	(243,392)	(34,961)	(184,581)	(139,009)
Total operating expenses	(2,284,851)	(328,198)	(2,099,111)	(1,762,049)
Loss from operations	(325,825)	(46,802)	(657,974)	(1,276,498)
Interest income	95,440	13,709	102,821	75,056
Interest expense	(79,486)	(11,417)	(75,060)	(47,154)
Foreign exchange loss	(6,420)	(922)	(6,533)	(6,320)
Other income	152,305	21,877	171,370	56,035
Other expense	(36,437)	(5,234)	(30,672)	(18,507)
Loss before income tax and share of net loss of equity investees	(200,423)	(28,789)	(496,048)	(1,217,388)
Income tax expense	(18,290)	(2,627)	(11,887)	(9,856)
Loss before share of net loss of equity investees	(218,713)	(31,416)	(507,935)	(1,227,244)
Share of net loss of equity investees	(355)	(51)	(456)	(816)
Net loss	(219,068)	(31,467)	(508,391)	(1,228,060)
Net loss attributable to non-controlling interests	(16,652)	(2,392)	(403)	(167)
Net loss attributable to BEST Inc	¥ (202,416)	$ (29,075)	¥ (507,988)	¥ (1,227,893)
Net loss per Class A, Class B and Class C ordinary share:
Basic (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Diluted (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	¥ 39,273	$ 5,641	¥ 111,590	¥ (133,767)
Comprehensive loss	(179,795)	(25,826)	(396,801)	(1,361,827)
Comprehensive loss attributable to non-controlling interests	(16,652)	(2,392)	(403)	(167)
Comprehensive loss attributable to BEST Inc.	(163,143)	(23,434)	(396,398)	(1,361,660)
Class A ordinary shares
Cost of revenue
Net loss attributable to BEST Inc	¥ (128,498)	$ (18,458)	¥ (320,514)	¥ (612,133)
Net loss per Class A, Class B and Class C ordinary share:
Basic (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Diluted (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares)	246,614,615	246,614,615	242,542,728	73,900,022
Diluted (in shares)	388,480,562	388,480,562	384,408,675	148,237,982
Class B ordinary shares
Cost of revenue
Net loss attributable to BEST Inc	¥ (49,017)	$ (7,040)	¥ (124,319)	¥ (219,898)
Net loss per Class A, Class B and Class C ordinary share:
Basic (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Diluted (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares)	94,075,249	94,075,249	94,075,249	26,547,262
Diluted (in shares)	94,075,249	94,075,249	94,075,249	26,547,262
Class C ordinary shares
Cost of revenue
Net loss attributable to BEST Inc	¥ (24,901)	$ (3,577)	¥ (63,155)	¥ (395,862)
Net loss per Class A, Class B and Class C ordinary share:
Basic (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Diluted (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares)	47,790,698	47,790,698	47,790,698	47,790,698
Diluted (in shares)	47,790,698	47,790,698	47,790,698	47,790,698
Express delivery
Cost of revenue
Total cost of revenue	¥ (20,779,992)	$ (2,984,859)	¥ (16,915,801)	¥ (12,435,550)
Freight delivery
Cost of revenue
Total cost of revenue	(4,934,937)	(708,859)	(3,946,032)	(3,362,652)
Supply chain management
Cost of revenue
Total cost of revenue	(2,052,006)	(294,752)	(1,970,105)	(1,502,570)
Store+
Cost of revenue
Total cost of revenue	(2,495,503)	(358,457)	(2,589,883)	(2,072,912)
Other
Cost of revenue
Total cost of revenue	(2,954,425)	(424,377)	(1,098,021)	(130,327)
Third parties
Revenue
Total revenue	34,350,337	4,934,117	27,308,627	19,499,563
Third parties | Express delivery
Revenue
Total revenue	21,533,330	3,093,069	17,526,449	12,667,734
Third parties | Freight delivery
Revenue
Total revenue	5,224,355	750,432	4,102,610	3,178,044
Third parties | Supply chain management
Revenue
Total revenue	1,656,402	237,927	1,598,482	1,229,498
Third parties | Store+
Revenue
Total revenue	2,817,202	404,666	2,845,002	2,226,034
Third parties | Other
Revenue
Total revenue	3,119,048	448,023	1,236,084	198,253
Related parties
Revenue
Total revenue	825,552	118,583	652,352	489,999
Related parties | Express delivery
Revenue
Total revenue	274,268	39,396	176,420	118,545
Related parties | Supply chain management
Revenue
Total revenue	534,012	76,706	¥ 475,932	¥ 371,454
Related parties | Other
Revenue
Total revenue	¥ 17,272	$ 2,481